Property and Equipment, net (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Property and Equipment, net [Abstract]
Schedule of property and equipment
Property and equipment, net consists of the following:

	March 31, 2021	December 31, 2020

Assets held under capital leases – computer, print and mail equipment and software	$3,784	$3,752
Computer, print and mail equipment	8,293	7,998
Furniture and fixtures	4,073	4,073
Leasehold improvements	12,133	12,120
Software	1,437	1,437
Vehicles	115	115
Internal software development	2,759	2,644
Construction in progress	157	79
	32,751	32,218
Less: accumulated depreciation and amortization	(16,371)	(15,568)
Total	$16,380	$16,650

Property and equipment, net consists of the following as of December 31 of each year:

	2020	2019
Assets held under capital leases – computer, print and mail equipment and software	$3,752	$3,746
Computer, print and mail equipment	7,998	7,043
Furniture and fixtures	4,073	4,040
Leasehold improvements	12,120	12,071
Software	1,437	1,349
Vehicles	115	115
Internal software development	2,644	2,067
Construction in progress	79	24
	32,218	30,455
Less: accumulated depreciation and amortization	(15,568)	(12,170)
Total	$16,650	$18,285